Other related party transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
18. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Legal fees (including costs related to share issuance) incurred with this firm were as follows:

2017	2016	2015
$172,199	$62,645	$100,598

Accounts payable and accrued liabilities includes a total of $120,479 ($10,443 as at December 31, 2016) payable to this law firm.

In addition, accounts payable and accrued liabilities includes $14,210 ($46 as at December 31, 2016) related to re-imbursement of expenses owing a person who is an Officer of NXT.